EARNINGS (LOSS) PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
SCHEDULE OF CALCULATIONS OF BASIC AND DILUTED EPS

The calculations of basic and diluted EPS, are as follows:

	Three Months	Three Months
	ended	ended
	March 31, 2022	March 31, 2021
Net income (loss)	$9,340,000	$(613,926)
Deemed dividend	(6,930,335)	-
Net income (loss), numerator, basic computation	2,409,665	(613,926)
Recognition and change in fair value of warrant liability	(12,425,426)	-
Net income (loss), numerator, diluted computation	$(10,015,761)	$(613,926)

Weighted average shares - denominator basic computation	18,225,241	7,542,377
Effect of stock awards	9,918	-
Effect of Series B warrant liability	3,145,032	-
Effect of preferred stock	2,219,084	-
Weighted average shares, as adjusted - denominator diluted computation	23,599,275	7,542,377
Earnings (loss) per common share - basic	$0.13	$(0.08)
Earnings (loss) per common share - diluted	$(0.42)	$(0.08)

The calculations of basic and diluted EPS, are as follows:

	December 31, 2021	December 31, 2020
Basic and diluted loss per common share:
Net loss	$(21,098,465)	$(3,681,389)
Basic and diluted weighted average shares outstanding	10,097,052	4,183,625
Basic and diluted loss per common share:	$(2.09)	$(0.88)